Other non-current assets	6 Months Ended
Jun. 30, 2014
Other non-current assets [Abstract]
Other non-current assets
7. Other non-current assets:

The amount of other non-current assets shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31, 2013	June 30, 2014
Deferred mobilization expenses	$72,624	$75,532
Prepaid investments	21,554	48,097
Other	7,525	-
Total	$101,703	$123,629